Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 33,770,339	₩ 34,522,855
Acquisitions	2,257,864	2,331,351
Business combination		342,886
Disposals	(124,941)	(78,501)
Depreciation	(2,980,836)	(3,008,372)
Others	(1,038,891)	(339,880)
Ending	31,883,535	33,770,339
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,601,208	2,572,807
Acquisitions	3,477	8,901
Business combination		15,687
Disposals	(18,226)	(16,176)
Depreciation		(6,452)
Others	(58,809)	26,441
Ending	2,527,650	2,601,208
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,995,631	5,165,725
Acquisitions	53,961	37,493
Business combination		277,242
Disposals	(5,782)	(12,857)
Depreciation	(361,531)	(396,899)
Others	194,739	(75,073)
Ending	4,877,018	4,995,631
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,908,480	2,949,413
Acquisitions	18,943	19,043
Disposals	(2,558)	(1,994)
Depreciation	(246,229)	(216,631)
Others	87,216	158,649
Ending	2,765,852	2,908,480
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	20,318,390	21,093,743
Acquisitions	194,653	193,856
Business combination		47,021
Disposals	(93,210)	(36,095)
Depreciation	(2,217,435)	(2,277,740)
Others	1,165,559	1,297,605
Ending	19,367,957	20,318,390
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	46,699	52,005
Acquisitions	9,982	8,967
Business combination		88
Disposals	(1,623)	(1,990)
Depreciation	(22,340)	(18,484)
Others	143	6,113
Ending	32,861	46,699
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	71,380	73,478
Acquisitions	16,424	17,546
Business combination		635
Disposals	(976)	(848)
Depreciation	(28,539)	(27,396)
Others	5,351	7,965
Ending	63,640	71,380
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	132,406	148,099
Acquisitions	61,597	30,650
Business combination		32
Disposals	(1,296)	(4,248)
Depreciation	(48,416)	(51,361)
Others	1,148	9,234
Ending	145,439	132,406
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	159,013	92,796
Acquisitions	4,760	79,556
Disposals	(453)	(38)
Depreciation	(14,810)	(13,409)
Others	(3,253)	108
Ending	145,257	159,013
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,537,132	2,374,789
Acquisitions	1,894,067	1,935,339
Business combination		2,181
Disposals	(817)	(4,255)
Depreciation	(36,706)
Others	(2,501,330)	(1,770,922)
Ending	1,892,346	₩ 2,537,132
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(4,830)
Others	70,345
Ending	₩ 65,515